Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of property and equipment annual depreciation rates
%
Office furniture and equipment	6 – 15
Vehicles	15
Computers	33